Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (53,885)	$ (24,299)	$ (2,936)
Foreign	3,603	2,081	2,396
Loss before income tax expense	$ (50,282)	$ (22,218)	$ (540)